Restructuring Activities - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring Activities	Restructuring Activities
In February 2023, the Company's board of directors approved a restructuring plan (the “First Restructuring Plan”) to reduce the Company’s operating costs and better align its workforce with the needs of its business. The First Restructuring Plan eliminated approximately 50% of the Company’s workforce.
Employees affected by the First Restructuring Plan obtained involuntary termination benefits that are provided pursuant to a one-time benefit arrangement. For employees who were notified of their termination in February 2023 and had no requirements to provide future service, the Company recognized the liability for the termination benefits in full at fair value in February 2023. For employees who were required to render services beyond a minimum retention period to receive their one-time termination benefits, the Company recognized the termination benefits ratably over their future service periods. The service periods began in February 2023 and ended at various dates through June 2023. The Company has incurred approximately $3.4 million of employee termination benefits expense to implement the First Restructuring Plan and does not have any remaining obligations as of December 31, 2023.
In August 2023, the Company's board of directors approved a second restructuring plan (the “Second Restructuring Plan”; together with the First Restructuring Plan, the "Restructuring Plans") to further reduce the Company's operating costs and align its workforce with the needs of its business. The Second Restructuring Plan eliminated approximately an additional 33.1% of its total workforce, and in aggregate, 78.1% of its total workforce. Employees affected by the Second Restructuring Plan obtained involuntary termination benefits that are provided to an ongoing benefit arrangement. Accordingly, the Company recognized termination benefits upon announcement of termination to all employees. The Company has incurred approximately $3.5 million and has a remaining liability of $1.0 of employee termination benefits expense to implement the Second Restructuring Plan.
The Company determined that it had set a precedence for providing terminated employees with severance benefits, and accordingly, it had a de facto severance plan. In September 2023, the Company determined that it was reasonably likely to incur additional employee termination benefits expense for its remaining employees within the next twelve months. It recognized termination benefits for the remaining employees totaling $1.0 million, of which $0.6 million was paid during the year ended December 31, 2023.
The following table summarizes the Company’s restructuring liability that is included in accrued expenses and other current liabilities in the accompanying balance sheet:

Year Ended December 31, 2023
Accrued employee termination benefits beginning balance	$—
Employee termination benefits charges incurred during the period	8,100
Amounts paid or otherwise settled during the period	(6,565)
Accrued employee termination benefits as of December 31, 2023	$1,535
In addition, the board of directors determined that it was in the best interests of the Company and its stockholders to put in place arrangements designed to provide that the Company will have the continued dedication and commitment of those employees, including executives, determined to be key to the Company’s planned go-forward operations. In March 2023, the Board approved, and management implemented, a retention program for certain employees staying with the Company which includes cash retention bonuses totaling $4.2 million for certain retained employees provided that they remain within the Company through the requisite service period, which is the earlier of March 1, 2024 or the termination date upon a Restructuring Plan. As a result, these cash retention bonuses are being accrued over the requisite service period, with $3.7 million recognized during the year ended December 31, 2023 and included within general and administrative and research and development expenses in the statements of operations. During the year ended December 31, 2023, the Company paid $3.2 million in retention bonuses to employees for fulfilling their requisite service periods.
In June 2023, the Company committed to a plan to sell certain of its lab equipment associated with the Restructuring Plan. During the year ended December 31, 2023, the Company implemented a plan to sell its remaining lab equipment as well as other fixed assets not transferred to the Bayside lease. As of December 31, 2023, the Company disposed of all of its assets previously meeting the criteria of held for sale. These assets were recognized at the lower of cost or fair value less cost to sell using market approach. The fair value of these assets were classified as Level 3 in the fair value hierarchy due to a mix of unobservable inputs utilized such as independent research in the market as well as actual quotes from market participants. Subsequent changes to the estimated selling price of assets held for sale are recorded as gains or losses to the statements of operations and comprehensive loss wherein the recognition of subsequent gains is limited to the cumulative loss previously recognized. During the year ended December 31, 2023, the Company recorded impairment charges and loss on disposal of assets, which was included in restructuring and impairment costs in the statements of operations and comprehensive loss, of $7.0 million.
In connection with the Restructuring Plans, the Company has determined that it will not utilize the Bayside and South San Francisco leases for purposes of its own operations. In August 2023, the Company subleased one of its office suites in the South San Francisco lease for 20 months starting from August 2023 for aggregate sublease payments of $0.5 million. In October 2023, the Company entered into a sublease agreement and amendment to the original master lease with the landlord to accelerate the termination date of the Bayside lease and in November 2023, the Company entered into an amendment to the original lease agreement to reassign the second suite of the South San Francisco lease (Note 8). The Company performed a recoverability test by comparing the future cash flows attributable to the asset group to the carrying value of the long-lived assets. Future cash flows were estimated using comparable laboratory and office facilities discounted at a market discount rate over the remaining term of the Company's lease. During the year ended December 31, 2023, the Company recorded a non-cash impairment of $46.9 million, to the right-of-use asset and related leasehold improvement, which was included in restructuring and impairment costs in the statements of operations and comprehensive loss.
The Company entered into an asset purchase agreement with Maro pursuant to which the Company sold to the counterparty, concurrently with the execution of the APA, certain assets related to the Company’s non-genotoxic conditioning technology in exchange for upfront consideration of $0.5 million. Additional consideration included certain contingent milestone payments totaling up to approximately $1.0 million in the aggregate, as well as royalties on net sales by Maro of certain products incorporating the acquired technology, and potential fees upon the completion of certain transactions by Maro. The APA also provided for reimbursement of certain research and development amounts incurred prior to closing of approximately $0.6 million.
In addition, the Company also entered into an LOA with Kamau Therapeutics, Inc. (“Kamau”) pursuant to which the Company exclusively licensed to Kamau, and granted the counterparty an option to acquire, certain intellectual property and materials related to the Company’s nulabeglogene autogedtemcel (nula-cel) program and related pre-clinical platform assets. Exercise of the option is contingent on Kamau timely achieving a financing milestone, and all rights to the intellectual property and materials will revert to the Company if the milestone is not achieved or if the counterparty elects not to exercise the option. In return for this license and option, the Company received an equity interest in the counterparty representing 20% of all outstanding shares on a fully diluted basis.